LONG-TERM INVESTMENTS	12 Months Ended
Feb. 29, 2016
Schedule of Investments [Abstract]
Investment Holdings, Schedule of Investments [Text Block]
10.	LONG-TERM INVESTMENTS

Long-term investments consisted of the following:

	As of	As of
	February 28,	February 29,
	2015	2016

Cost method investments
Minerva Project, Inc. (1)	$18,000,003	$18,000,003
Other cost method investments	2,899,991	9,900,429
Equity method investments
An online community service company (2)	6,143,722	-
Phoenix E-Learning Corporation (3)	-	29,742,696
Other equity method investments (4)	5,780,939	17,400,163
Fair value option investments (5)	9,282,000	10,523,000
Available-for-sale investments (5)	55,252,420	188,790,669

Total	$97,359,075	$274,356,960

(1)
In October 2014, the Group acquired certain equity interest in Minerva Project, Inc., a Delaware corporation that is committed to providing an exceptional and accessible liberal arts and sciences education for future leaders and innovators across all disciplines. The total consideration was $18,000,003. The Group applied cost method to account for the investment due to lack of ability to exercise significant influence and reviewed the investment for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. As of February 29, 2016, no impairment loss was recorded in regard to the investment.

(2)
In July 2014, the Group acquired 20% of equity interest of an online community service company through investment in its common shares and accounted for the investment using equity method. The Group recognized an impairment loss of $5,622,221 for the year ended February 29, 2016 after picking up losses from this investment.

(3)
In December 2015, the Group invested $30,000,000 to acquire 32% equity interest of Phoenix E-Learning  Corporation, which operates zxxk.com, an online educational platform serving the public school system in China. The Group has the ability to exercise significant influence but does not have control over the investee and used the equity method to account for the investment. The Group accounts for its investment in Phoenix E-Learning Corporation on a one quarter lag basis as the financial statements of this investee cannot be made available within a reasonable time period.

(4)
During the years ended February 28, 2015 and February 29, 2016, the Group acquired minority equity interest in several third-party private companies through investments in their common shares or in-substance common shares. Majority of the long-term investments are engaged in online education services. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees.

(5)	Please refer to Note 13(a) fair value option investments and available-for-sale investments for details.